EQUIPMENT SUBJECT TO OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2016
Property Subject to or Available for Operating Lease, Net [Abstract]
Schedule of Future Minimum Lease Payments Receivable
Future minimum lease payments to be received under non-cancellable operating leases with lease terms in excess of one year are as follows (in millions):

Years ending December 31,
2017	$9.3
2018	4.9
2019	3.5
2020	1.9
2021	1.1
Thereafter	0.7
$21.4